Subsequent Event - Additional Information (Detail) $ / shares in Units, $ in Thousands	May 09, 2024 Offices $ / shares	May 08, 2024 $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Assets				$ 29,926,482	$ 29,489,380
Liabilities				25,155,242	24,973,187
Deposits				22,819,319	22,303,166
Stockholders equity				$ 4,771,240	$ 4,516,193	$ 4,718,628	$ 4,297,620
Common stock par or stated value per share | $ / shares				$ 2.5	$ 2.5
Merger Agreement [Member] | Piedmont Bancorp [Member]
Subsequent Event [Line Items]
Number of businesses acquired | Offices	16
Common stock par or stated value per share | $ / shares	$ 2.5
Stockholders equity stock split conversion ratio	0.3
Piedmont Bancorp [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.01
Piedmont Bancorp [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Assets			$ 2,100,000
Loans and leases receivable covered and not covered net value			1,700,000
Liabilities			1,900,000
Deposits			1,800,000
Stockholders equity			$ 195,000
Number of trading days for determining the exercise price of options and warrants two days prior to the effective date	10 days